SEGMENT REPORTING (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment reporting as per business segments
Net sales	R$ 36,917,619	R$ 37,651,667	R$ 43,581,241
Cost of sales	(33,312,995)	(34,187,941)	(39,290,526)
GROSS PROFIT	3,604,624	3,463,726	4,290,715
Selling, general and administrative expenses	(1,654,908)	(2,239,028)	(2,582,485)
Other operating income (expenses)	91,731	127,847	97,000
Impairment of assets	(1,114,807)	(2,917,911)	(4,996,240)
Gains and losses on assets held for sale and sales of interest in subsidiaries and associates	(721,682)	(58,223)
Reversal of contingent liabilities, net	929,711
Equity in earnings of unconsolidated companies	(34,597)	(12,771)	(24,502)
INCOME (LOSS) BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	1,100,072	(1,636,360)	(3,215,512)
Financial result, net	(1,143,348)	(945,255)	(2,878,896)
INCOME (LOSS) BEFORE TAXES	(43,276)	(2,581,615)	(6,094,408)
Income and social contribution taxes	(295,391)	(304,314)	1,498,422
Net income (loss)	(338,667)	(2,885,929)	(4,595,986)
Depreciation/amortization	2,092,551	2,535,955	2,607,909
Investments in associates and jointly-controlled entities	1,280,299	798,844	1,392,882	R$ 1,394,383
Total assets	50,301,761	54,635,141	70,094,709
Total liabilities	26,407,820	30,360,488	38,124,326
Operating Segments | Brazil Operation
Segment reporting as per business segments
Net sales	12,562,727	11,634,862	12,977,327
Cost of sales	(10,996,383)	(10,405,078)	(11,433,115)
GROSS PROFIT	1,566,344	1,229,784	1,544,212
Selling, general and administrative expenses	(539,613)	(678,369)	(821,152)
Other operating income (expenses)	(11,513)	2,111	3,638
Impairment of assets	(45,279)		(834,665)
INCOME (LOSS) BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	969,939	553,526	(107,967)
Financial result, net	(564,397)	(603,373)	(624,526)
INCOME (LOSS) BEFORE TAXES	405,542	(49,847)	(732,493)
Income and social contribution taxes	(103,263)	13,140	60,804
Net income (loss)	302,279	(36,707)	(671,689)
Depreciation/amortization	909,333	952,848	928,861
Total assets	17,051,262	18,672,770	20,791,119
Total liabilities	9,592,948	10,761,705	12,831,815
Operating Segments | North America Operation
Segment reporting as per business segments
Net sales	15,433,380	15,430,814	17,312,166
Cost of sales	(14,823,590)	(14,514,789)	(15,800,270)
GROSS PROFIT	609,790	916,025	1,511,896
Selling, general and administrative expenses	(569,696)	(778,218)	(814,393)
Other operating income (expenses)	29,113	26,223	18,379
Impairment of assets	(1,069,528)	(2,779,146)	(1,882,239)
Equity in earnings of unconsolidated companies	(111,581)	(46,917)	(72,774)
INCOME (LOSS) BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	(1,111,902)	(2,662,033)	(1,239,131)
Financial result, net	(46,184)	(63,654)	(234,183)
INCOME (LOSS) BEFORE TAXES	(1,158,086)	(2,725,687)	(1,473,314)
Income and social contribution taxes	201,807	133,818	5,196
Net income (loss)	(956,279)	(2,591,869)	(1,468,118)
Depreciation/amortization	684,121	874,299	836,660
Investments in associates and jointly-controlled entities	346,080	303,526	725,356
Total assets	14,872,755	16,459,784	27,324,285
Total liabilities	3,315,546	3,407,444	7,214,899
Operating Segments | South America Operation
Segment reporting as per business segments
Net sales	4,025,736	4,775,598	5,477,228
Cost of sales	(3,523,394)	(4,103,231)	(4,800,063)
GROSS PROFIT	502,342	672,367	677,165
Selling, general and administrative expenses	(202,862)	(253,177)	(313,521)
Other operating income (expenses)	11,260	41,396	2,985
Impairment of assets		(138,765)	(354,468)
Equity in earnings of unconsolidated companies	41,554	16,366	36,550
INCOME (LOSS) BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	352,294	338,187	48,711
Financial result, net	(74,301)	(96,822)	(98,557)
INCOME (LOSS) BEFORE TAXES	277,993	241,365	(49,846)
Income and social contribution taxes	(123,552)	(107,124)	(104,308)
Net income (loss)	154,441	134,241	(154,154)
Depreciation/amortization	155,038	182,672	192,014
Investments in associates and jointly-controlled entities	584,898	404,522	575,845
Total assets	5,208,265	5,582,926	7,046,438
Total liabilities	1,711,963	1,651,590	2,451,835
Operating Segments | Special Steels Operation
Segment reporting as per business segments
Net sales	6,228,543	6,884,733	8,882,071
Cost of sales	(5,301,172)	(6,238,749)	(8,333,189)
GROSS PROFIT	927,371	645,984	548,882
Selling, general and administrative expenses	(166,656)	(284,962)	(371,481)
Other operating income (expenses)	14,989	14,166	21,791
Impairment of assets			(1,924,868)
Equity in earnings of unconsolidated companies	15,460
INCOME (LOSS) BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	791,164	375,188	(1,725,676)
Financial result, net	(122,837)	(148,313)	(288,021)
INCOME (LOSS) BEFORE TAXES	668,327	226,875	(2,013,697)
Income and social contribution taxes	(192,902)	(64,348)	(283,633)
Net income (loss)	475,425	162,527	(2,297,330)
Depreciation/amortization	344,059	526,136	650,374
Investments in associates and jointly-controlled entities	199,647		2,082
Total assets	8,834,041	11,970,202	17,077,208
Total liabilities	2,753,091	6,519,255	9,369,552
Eliminations and Adjustments
Segment reporting as per business segments
Net sales	(1,332,767)	(1,074,340)	(1,067,551)
Cost of sales	1,331,544	1,073,906	1,076,111
GROSS PROFIT	(1,223)	(434)	8,560
Selling, general and administrative expenses	(176,081)	(244,302)	(261,938)
Other operating income (expenses)	47,882	43,951	50,207
Gains and losses on assets held for sale and sales of interest in subsidiaries and associates	(721,682)	(58,223)
Reversal of contingent liabilities, net	929,711
Equity in earnings of unconsolidated companies	19,970	17,780	11,722
INCOME (LOSS) BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	98,577	(241,228)	(191,449)
Financial result, net	(335,629)	(33,093)	(1,633,609)
INCOME (LOSS) BEFORE TAXES	(237,052)	(274,321)	(1,825,058)
Income and social contribution taxes	(77,481)	(279,800)	1,820,363
Net income (loss)	(314,533)	(554,121)	(4,695)
Investments in associates and jointly-controlled entities	149,674	90,796	89,599
Total assets	4,335,438	1,949,459	(2,144,341)
Total liabilities	9,034,272	8,020,494	6,256,225
Eliminations and Adjustments | Brazil Operation
Segment reporting as per business segments
Net sales	(1,216,526)	(885,050)	(817,494)
Eliminations and Adjustments | North America Operation
Segment reporting as per business segments
Net sales	(59,478)	(90,267)	(121,292)
Eliminations and Adjustments | South America Operation
Segment reporting as per business segments
Net sales	(6,490)	(6,386)	(685)
Eliminations and Adjustments | Special Steels Operation
Segment reporting as per business segments
Net sales	R$ (50,273)	R$ (92,637)	R$ (128,080)